Trade and other receivables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

	At 31 December
(in USD million)	2024	2023

Trade receivables from contracts with customers1)	11,216	10,706
Other current trade receivables	1,510	971
Receivables from participation in joint operations and similar arrangements	529	471
Receivables from equity accounted companies and other related parties	335	1,056

Trade and other receivables	13,590	13,204

1) Trade receivables from contracts with customers are shown net of an immaterial provision for expected losses.
With effect from 2024, and to provide additional information to enhance the users understanding of the composition of current receivables, the balance sheet line-item Trade and other receivables has been disaggregated into
Prepayments and financial receivables (see note 16) and Trade and other receivables detailed in the table above.
For currency sensitivities and more information about the credit quality of Equinor's counterparties, see note 4
Financial risk and capital management. For further information on receivables from equity accounted companies and other related parties, see note 27 Related parties.